INCOME TAX	12 Months Ended
Dec. 31, 2021
INCOME TAXES
INCOME TAX

NOTE 8 — INCOME TAX

The Company’s net deferred tax assets (liability) at December 31, 2021 and 2020 are as follows:

	December 31,	December 31,
	2021	2020
Deferred tax assets
Net operating loss carryforward	$34,842	$232
Startup/Organization Expenses	223,983	—
Total deferred tax assets	258,825	232
Valuation Allowance	(258,825)	(232)
Deferred tax assets (liability)	$—	$—

The income tax provision for the year ended December 31, 2021 and for the period from September 29, 2020 (inception) through December 31, 2020 consists of the following:

	December 31,	December 31,
	2021	2020
Federal
Current	$—	$—
Deferred	(258,593)	(232)

State and Local
Current	—	—
Deferred	—	—

Change in valuation allowance	258,593	232
Income tax provision	$—	$—

As of December 31, 2021 and 2020, the Company has a total of $165,916 and $0, respectively, of U.S. federal net operating loss carryovers available to offset future taxable income. The federal net operating loss can be carried forward indefinitely. As of December 31, 2021 and 2020, the Company did not have any state net operating loss carryovers available to offset future taxable income.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax assets (liabilities), projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the year ended December 31, 2021, the change in the valuation allowance was $258,593. For the period from September 29, 2020 (inception) through December 31, 2020, the change in the valuation allowance was $232.

A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2021 and 2020 is as follows:

	December 31,	December 31,
	2021	2020
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.0%
Deferred tax liability change in rate	0.0%	0.0%
Change in fair value of Warrant Liability	(11.7)%	—%
Compensation Expense	0.0%	—%
Transaction costs - warrants	(1.5)%	—%
Meals and entertainment	0.0%	0.0%
Valuation allowance	(7.8)%	(21.0)%
Income tax provision	0.0%	0.0%

The Company’s effective tax rates for the periods presented differ from the expected (statutory) rates due to changes in fair value in warrants, transaction costs associated with warrants and the recording of full valuation allowances on deferred tax assets.

The Company files income tax returns in the U.S. federal jurisdiction and is subject to examination by the various taxing authorities. The Company’s tax returns for the year ended December 31, 2021 and 2020 remain open and subject to examination. The Company considers Indianapolis to be a significant state tax jurisdiction.